Financial assets at fair value through other comprehensive income - Summary of financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	€ 41,116	€ 31,625
Equity securities
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	1,885	1,887
Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	38,281	29,095
Debt securities | Financial assets at FVOCI | Accumulated impairments
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	13	21
Loans and receivables
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	951	643
Loans and receivables | Financial assets at FVOCI | Accumulated impairments
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	€ 8	€ 1